INCOME TAXES (Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Valuation Allowance [Line Items]
Balance at beginning of the year	$ 9,124	$ 9,376	$ 6,719
Additions	375	939	3,173
Expired tax losses	(1,010)	(547)	(141)
Exchange rate difference	587	(644)	(375)
Balance at end of the year	$ 9,076	$ 9,124	$ 9,376